ORGANIZATION (Results of Operations of VIEs) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Net revenues for continuing operations	¥ 2,893,478	$ 448,143	¥ 6,712
Revenues	2,893,478	448,143	6,712
Net loss	(90,388)	(13,996)	(121,461)
VIE
Variable Interest Entity [Line Items]
Net revenues for continuing operations	79,176	12,263	693
Net cash used in operating activities	(9,181)	(1,422)	(29,426)
Net cash provided by (used in) investing activities	1,350	209	(35,842)
Net cash provided by financing activities	(173,925)	(26,938)	27,347
Revenues	79,176	12,263	693
Net loss	¥ (15,457)	$ (2,394)	¥ (28,440)